Taxes (Details 2)	12 Months Ended
Jun. 30, 2022
Uruguay [Member] | Bottom Range [Member]
Statement [Line Items]
Statutory taxes rates	0.00%
Uruguay [Member] | Top Range [Member]
Statement [Line Items]
Statutory taxes rates	25.00%
Argentina, Pesos [Member] | Bottom Range [Member]
Statement [Line Items]
Statutory taxes rates	25.00%
Argentina, Pesos [Member] | Top Range [Member]
Statement [Line Items]
Statutory taxes rates	35.00%
U.S.A. [Member] | Bottom Range [Member]
Statement [Line Items]
Statutory taxes rates	0.00%
U.S.A. [Member] | Top Range [Member]
Statement [Line Items]
Statutory taxes rates	40.00%
Israel [Member] | Bottom Range [Member]
Statement [Line Items]
Statutory taxes rates	23.00%
Israel [Member] | Top Range [Member]
Statement [Line Items]
Statutory taxes rates	24.00%
Bermuda [Member] | Bottom Range [Member]
Statement [Line Items]
Statutory taxes rates	0.00%